Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 01, 2024	Jun. 30, 2023	Jun. 01, 2023	Jun. 30, 2022	Jun. 01, 2022	Jun. 30, 2021	Jun. 01, 2021	Jun. 30, 2020	Jun. 01, 2020	Jun. 30, 2019	Jun. 01, 2019	Jun. 30, 2018	Jun. 01, 2018	Jun. 30, 2017	Jun. 01, 2017	Jun. 30, 2016	Jun. 01, 2016	Jun. 30, 2015	Jun. 01, 2015	Jul. 01, 2014	Jun. 30, 2014	Jun. 01, 2014
C000079618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 16,394	$ 16,394	$ 16,394	$ 16,394		$ 14,331		$ 12,521		$ 14,116		$ 10,052		$ 11,110		$ 10,868		$ 10,509		$ 9,079		$ 9,545			$ 9,425
Average Annual Return, Percent	7.82%	6.82%		5.07%
C000079618 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 17,394	$ 17,394	17,394	$ 17,394		15,205		13,284		14,977		10,665		11,788		11,531		11,150		9,633		10,127			10,000
Average Annual Return, Percent	14.40%	8.09%		5.69%
C000079619 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 16,382	$ 16,382	16,382	$ 16,382		14,321		12,512		14,210		10,198		11,354		11,191		10,903		9,491		10,051			10,000
Average Annual Return, Percent	13.51%	7.28%		5.06%
C000079621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 17,831	$ 17,831	17,831	$ 17,831		15,554		13,550		15,242		10,829		11,933		11,648		11,234		9,682		10,153			10,000
Average Annual Return, Percent	14.64%	8.36%		5.95%
C000001704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 18,559	$ 18,559	18,559	$ 18,559		15,680		13,332		15,873		9,738		11,586		13,088		11,192		9,318		9,743			9,425
Average Annual Return, Percent	11.55%	8.59%		6.38%
C000001704 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 19,692	$ 19,692	19,692	$ 19,692		16,637		14,145		16,841		10,332		12,293		13,887		11,875		9,886		10,338			10,000
Average Annual Return, Percent	18.36%	9.88%		7.01%
C000001706 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 18,549	$ 18,549	18,549	$ 18,549		15,672		13,324		15,979		9,877		11,840		13,476		11,612		9,741		10,263			10,000
Average Annual Return, Percent	17.49%	9.06%		6.37%
C000123977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 20,514	$ 20,514	20,514	$ 20,514		17,264		14,623		17,343		10,596		12,547		14,118		12,024		9,967		10,381			10,000
Average Annual Return, Percent	18.83%	10.33%		7.45%
C000001707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 20,191	$ 20,191	20,191	$ 20,191		17,013		14,433		17,140		10,489		12,449		14,028		11,967		9,937		10,365			10,000
Average Annual Return, Percent	18.68%	10.16%		7.28%
C000039982 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 19,205	$ 19,205	19,205	$ 19,205		16,589		14,307		15,035		10,434		11,867		11,639		10,707		8,949		9,488			9,424
Average Annual Return, Percent	9.05%	8.83%		6.74%
C000039982 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 20,378	$ 20,378	20,378	$ 20,378		17,603		15,181		15,954		11,071		12,592		12,350		11,361		9,496		10,068			10,000
Average Annual Return, Percent	15.77%	10.11%		7.38%
C000039984 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 19,229	$ 19,229	19,229	$ 19,229		16,610		14,325		15,117		10,598		12,128		11,983		11,109		9,365		9,996			10,000
Average Annual Return, Percent	14.97%	9.29%		6.76%
C000039985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 20,899	$ 20,899	20,899	$ 20,899		18,036		15,501		16,240		11,239		12,743		12,477		11,451		9,554		10,096			10,000
Average Annual Return, Percent	15.87%	10.40%		7.65%
C000001700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 19,992	$ 19,992	19,992	$ 19,992		17,336		14,391		15,726		9,972		11,834		11,576		10,415		8,462		9,059			9,423
Average Annual Return, Percent	8.70%	9.75%		7.17%
C000001700 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 21,215	$ 21,215	21,215	$ 21,215		18,396		15,271		16,689		10,583		12,558		12,284		11,053		8,980		9,613			10,000
Average Annual Return, Percent	15.32%	11.06%		7.81%
C000001702 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 19,974	$ 19,974	19,974	$ 19,974		17,320		14,378		15,830		10,113		12,093		11,922		10,810		8,848		9,540			10,000
Average Annual Return, Percent	14.47%	10.23%		7.16%
C000001703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 21,752	$ 21,752	21,752	$ 21,752		18,816		15,579		16,981		10,742		12,714		12,404		11,138		9,022		9,636			10,000
Average Annual Return, Percent	15.60%	11.34%		8.08%
C000039986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 19,009	$ 19,009	19,009	$ 19,009		16,218		13,686		15,344		9,552		11,145		11,910		10,450		8,736		9,057		$ 9,425
Average Annual Return, Percent	10.46%	9.96%		6.63%
C000039986 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 20,170	$ 20,170	20,170	$ 20,170		17,209		14,522		16,281		10,135		11,826		12,637		11,088		9,269		9,610		10,000
Average Annual Return, Percent	17.21%	11.27%		7.27%
C000039988 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value					$ 18,990		$ 16,202		$ 13,672		$ 15,445		$ 9,686		$ 11,389		$ 12,263		$ 10,841		$ 9,131		$ 9,537			$ 10,000
Average Annual Return, Percent	16.31%	10.44%		6.62%
C000171397 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 22,481	$ 22,481	$ 22,481	$ 22,481		19,092		16,054		17,926		11,121		12,920		13,750		12,014		10,000
Average Annual Return, Percent	17.75%	11.72%	10.66%
C000039989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value					20,689		17,610		14,822		16,574		10,293		11,979		12,768		11,176		9,316		9,635			10,000
Average Annual Return, Percent	17.48%	11.55%		7.54%
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 24,021	$ 24,021	$ 24,021	$ 24,021		19,986		16,864		19,687		14,159		13,767		12,948		11,655		9,861		10,143			10,000
Average Annual Return, Percent	20.19%	11.78%		9.16%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 31,475	$ 31,475	$ 31,475	$ 31,475	31,475	25,563	25,563	21,490	21,490	24,949	24,949	17,306	17,306	16,246	16,246	14,907	14,907	12,987	12,987	10,959	10,959	10,729	10,729		10,000	10,000
Average Annual Return, Percent	23.13%	14.14%	14.10%	12.15%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 32,504	$ 32,504	$ 32,504	$ 32,504		26,239		21,982		25,277		17,667		16,438		14,941		13,044		11,052		10,737			10,000
Average Annual Return, Percent	23.88%	14.61%		12.51%
MSCI World Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index (Net)
Account Value	$ 17,575	$ 17,575	17,575	$ 17,575		15,431		13,945		14,936		10,831		12,213		11,716		11,099		9,352		9,711			10,000
Average Annual Return, Percent	13.90%	7.55%		5.80%
Lipper Global Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Equity Income Funds Classification Average
Average Annual Return, Percent	11.81%	7.14%		5.69%
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
Account Value	$ 21,784	$ 21,784	$ 21,784	$ 21,784		19,289		17,343		18,742		12,890		14,231		13,258		12,361		10,637		10,386			10,000
Average Annual Return, Percent	12.93%	8.89%		8.10%
Lipper Small Cap Core Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Small‑Cap Core Funds Classification Average
Average Annual Return, Percent	10.33%	8.10%	8.80%	6.96%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 18,294	$ 18,294	$ 18,294	$ 18,294		16,497		15,562		18,588		10,727		12,999		13,863		12,258		9,817		10,078			10,000
Average Annual Return, Percent	10.90%	7.07%		6.23%
Lipper Multi Cap Value Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi‑Cap Value Funds Classification Average
Average Annual Return, Percent	14.52%	9.74%		8.05%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 22,057	$ 22,057	22,057	$ 22,057		19,509		17,491		18,771		13,064		14,331		13,212		12,375		10,711		10,413			$ 10,000
Average Annual Return, Percent	13.06%	9.01%		8.23%
Russell 3000 C000171397 Index [Member]
Account Value [Line Items]
Account Value	$ 28,721	$ 28,721	28,721	$ 28,721		23,327		19,610		22,767		15,792		14,824		13,602		11,851		10,000
Russell 2500 Value C000171397 Index [Member]
Account Value [Line Items]
Account Value	$ 19,026	19,026	19,026	19,026		17,103		15,496		17,851		10,936		12,942		13,196		11,836		10,000
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Account Value	$ 19,256	$ 19,256	$ 19,256	$ 19,256	$ 19,256	$ 17,310	$ 17,310	$ 15,684	$ 15,684	$ 18,067	$ 18,067	$ 11,069	$ 11,069	$ 13,099	$ 13,099	$ 13,356	$ 13,356	$ 11,979	$ 11,979	$ 10,121	$ 10,121	$ 10,099	$ 10,099	$ 10,000		$ 10,000
Average Annual Return, Percent	11.24%	8.01%	8.37%	6.77%